Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory, Current	Inventory consists of the following (in thousands):

	March 31, 2024	December 31, 2023
Raw materials and work in process	$9,763	$10,354
Finished goods	11,044	14,622

Total inventory	$20,807	$24,976

Inventory consists of the following (in thousands):

	December 31,
	2023	2022
Raw materials and work in process	$10,354	$13,380
Finished goods	14,622	40,680

Total inventory	$24,976	$54,060